Hedging Derivatives - Reconciliation of components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Balance at beginning of period	€ 152	€ 469
Earnings (losses) recognized in other comprehensive income	200
Amounts transferred to income statements	(553)
Minorities	(25)
Taxes	(50)	108	€ (136)
Balance at end of period	277	€ 152	€ 469
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	193
Amounts transferred to income statements	(37)
Other reclassifications	230
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(20)
Amounts transferred to income statements	457
Other reclassifications	(477)
Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	45
Amounts transferred to income statements	(967)
Other reclassifications	1,012
Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	11
Amounts transferred to income statements	(4)
Other reclassifications	15
Market value of equity
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(8)
Other reclassifications	(8)
Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(21)
Other reclassifications	(21)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	200
Amounts transferred to income statements	(553)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	193
Amounts transferred to income statements	(39)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(20)
Amounts transferred to income statements	457
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	45
Amounts transferred to income statements	(967)
Cash flow hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	11
Amounts transferred to income statements	(4)
Cash flow hedges | Market value of equity
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(8)
Cash flow hedges | Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	€ (21)